OTHER OPERATING INCOME (Schedule of Other Operating Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other operating income [Abstract]
Rental income from premises		$ 135	$ 201
Other income	100	104	87
Other operating income	$ 100	$ 239	$ 288